Debt (Detail) $ in Millions		Dec. 31, 2017 USD ($) instrument	Dec. 31, 2016 USD ($) instrument
Debt Instrument [Line Items]
Fair Value		$ 3,643.6	$ 3,315.8
Debt, Long-term and Short-term, Combined Amount	[1]	3,306.3	3,148.2
3.75% Senior Notes due 2021
Debt Instrument [Line Items]
Carrying Value		498.8	498.4
Fair Value		520.7	528.8
2.45% Senior Notes Due 2027
Debt Instrument [Line Items]
Carrying Value		496.1	495.8
Fair Value		477.9	464.6
6 5/8% Senior Notes due 2029
Debt Instrument [Line Items]
Carrying Value		296.1	295.9
Fair Value		382.3	380.1
6.25% Senior Notes due 2032
Debt Instrument [Line Items]
Carrying Value		395.3	395.2
Fair Value		516.9	499.0
4.35% Senior Notes due 2044
Debt Instrument [Line Items]
Carrying Value		346.5	346.4
Fair Value		388.7	362.3
3.70% Senior Notes due 2045
Debt Instrument [Line Items]
Carrying Value		395.2	395.1
Fair Value		402.9	372.5
4.125% Senior Notes due 2047
Debt Instrument [Line Items]
Carrying Value		841.2	0.0
Fair Value		917.1	0.0
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067
Debt Instrument [Line Items]
Carrying Value		0.0	594.1
Fair Value		0.0	581.2
Other Debt Instruments [Member]
Debt Instrument [Line Items]
Debt, Long-term and Short-term, Combined Amount		$ 37.1	$ 127.3
Notes Payable, Other Payables [Member] | Other Debt Instruments [Member]
Debt Instrument [Line Items]
Debt Instrument, Number of Debt Instruments Acquired | instrument		2	2
Debt, Long-term and Short-term, Combined Amount		$ 37.1	$ 62.1
Trust Preferred Debt Securities [Member] | Other Debt Instruments [Member]
Debt Instrument [Line Items]
Carrying Value		$ 0.0	$ 41.2
Debt Instrument, Number of Debt Instruments Acquired | instrument		0	2
Senior Notes [Member] | Other Debt Instruments [Member]
Debt Instrument [Line Items]
Carrying Value		$ 0.0	$ 24.0
Debt Instrument, Number of Debt Instruments Acquired | instrument		0	4

[1]	Consists of both short-term and long-term debt. See Note 4 – Debt for further discussion.